Commitments and contingencies (Narrative) (Details)				1 Months Ended		12 Months Ended
	Oct. 24, 2014 USD ($) claim	Mar. 16, 2009 USD ($)	Feb. 23, 2006 USD ($)	Oct. 31, 2013 claim	Jul. 31, 2011 USD ($) claim	Dec. 31, 2017 USD ($) aircraft guarantee	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2006 lease	Dec. 31, 1992 aircraft engine	Jan. 01, 1990 aircraft engine entity
Loss Contingencies [Line Items]
Number of aircraft | aircraft						980
Gain from the settlement of asset value guarantees							$ 22,600,000
Guarantee carrying value						$ 2,272,000		$ 51,804,000
Asset Value Guarantees [Member]
Loss Contingencies [Line Items]
Number of asset value guarantees settled | guarantee						1
Gain from the settlement of asset value guarantees						$ 3,200,000
Number of asset value guarantees exercised | guarantee						1
Number of asset value guarantees expired unexercised | guarantee						2
Number of asset value guarantees outstanding | guarantee						4
Guarantee carrying value						$ 0		37,500,000
Maximum aggregate potential commitment						$ 66,500,000
Other Guarantees, Future Re-lease
Loss Contingencies [Line Items]
Number of asset value guarantees settled | guarantee						4
Guarantee carrying value						$ 0		11,400,000
Number of aircraft sold with a guarantee of the future lease cash flows | aircraft						4
Other Guarantees, Replacement Lease Rental [Member]
Loss Contingencies [Line Items]
Number of asset value guarantees settled | guarantee						1
Number of asset value guarantees outstanding | guarantee						2
Guarantee carrying value						$ 2,300,000		$ 2,900,000
Maximum aggregate potential commitment						10,500,000
VASP Litigation [Member]
Loss Contingencies [Line Items]
Damages suffered			$ 0
Damages awarded	$ 36,900,000	$ 40,000,000
VASP Litigation [Member] | Judicial Ruling [Member]
Loss Contingencies [Line Items]
Number of judgments | claim	2
VASP Litigation [Member] | VASP Litigation English Court [Member]
Loss Contingencies [Line Items]
Number of leases that company incurred obligations due to another company's default | lease									7
Claim award for loss of profit plus accrued interest	$ 40,000,000
VASP Litigation [Member] | VASP Litigation Irish Court [Member]
Loss Contingencies [Line Items]
Claim award for loss of profit plus accrued interest	$ 24,000,000
VASP Litigation [Member] | Aircraft [Member]
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft										13
Number of leases that company incurred obligations due to another company's default | aircraft										13
VASP Litigation [Member] | Engines [Member]
Loss Contingencies [Line Items]
Number of capital leased assets | engine										3
Number of leases that company incurred obligations due to another company's default | engine										3
Transbrasil Litigation [Member]
Loss Contingencies [Line Items]
Damages suffered					$ 0
Aggregate amount due from AerCap					$ 210,000,000
Number of actions | claim					3
Number of claims dismissed | claim				2
Transbrasil Litigation [Member] | Recovery of Attorneys' Fees [Member]
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation [Member] | Indemnity Claim [Member]
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation [Member] | Statutory Penalties [Member]
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation [Member] | Aircraft [Member]
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft											1
Transbrasil Litigation [Member] | Engines [Member]
Loss Contingencies [Line Items]
Number of capital leased assets | engine											2
Number of AerCap lessors | entity											2
Boeing [Member]
Loss Contingencies [Line Items]
Non-refundable deposits						899,500,000
Airbus [Member]
Loss Contingencies [Line Items]
Non-refundable deposits						718,000,000
Embraer [Member]
Loss Contingencies [Line Items]
Non-refundable deposits						$ 13,500,000
Capital Addition Purchase Commitments [Member]
Loss Contingencies [Line Items]
Number of aircraft | aircraft						438